ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

MUNICIPAL BONDS - 74.1%	Par	Value
Alabama - 1.3%
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	$50,000	$51,644
Black Belt Energy Gas District
4.00%, 12/01/2049(a)	245,000	244,804
4.00%, 07/01/2052(a)	20,000	20,025
4.00%, 10/01/2052(a)	80,000	79,838
5.50%, 11/01/2053(a)	30,000	31,589
County of Jefferson AL Sewer Revenue, 5.00%, 10/01/2030	65,000	70,336
Houston County Health Care Authority, 5.00%, 10/01/2030	135,000	135,904
Industrial Development Board of the City of Mobile Alabama, 1.00%, 06/01/2034 (a)	1,075,000	1,038,568
		1,672,708

Arizona - 1.7%
Arizona Board of Regents, 5.00%, 07/01/2032	840,000	944,647
City of Phoenix AZ, 5.00%, 07/01/2025	275,000	279,315
Industrial Development Authority of the County of Pima/The, 5.00%, 04/01/2031	270,000	286,243
Maricopa County Industrial Development Authority, 5.00%, 01/01/2033	190,000	194,607
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2025	245,000	246,997
5.00%, 01/01/2032	195,000	218,398
Salt Verde Financial Corp., 5.00%, 12/01/2032	10,000	10,403
		2,180,610

Arkansas - 0.2%
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	265,000	263,542

California - 6.2%
Anaheim Public Financing Authority
0.00%, 09/01/2031(b)	170,000	131,458
0.00%, 09/01/2032(b)	120,000	89,208
0.00%, 09/01/2033(b)	20,000	14,281
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,376
4.00%, 04/01/2032	185,000	186,515
2.13%, 04/01/2053(a)	35,000	34,404
Beverly Hills Unified School District CA, 0.00%, 08/01/2033 (b)	130,000	94,908
California Community Choice Financing Authority, 5.00%, 12/01/2053 (a)	55,000	57,553
California Health Facilities Financing Authority, 3.00%, 08/15/2054 (a)	830,000	821,368
California Infrastructure & Economic Development Bank
5.00%, 06/01/2028	55,000	59,000
5.00%, 10/01/2028	220,000	231,535
5.00%, 04/01/2033	80,000	92,621
4.00%, 10/01/2045	35,000	35,618
3.00%, 10/01/2047(a)	40,000	39,162
California State Public Works Board
5.00%, 12/01/2024	320,000	322,227
5.00%, 10/01/2029	20,000	20,958
5.00%, 02/01/2030	25,000	27,240
California State University, 5.00%, 11/01/2027	20,000	21,005
California Statewide Communities Development Authority
5.00%, 04/01/2036(a)	40,000	42,811
5.00%, 04/01/2038(a)	25,000	26,757
5.00%, 04/01/2038(a)	15,000	16,054
5.00%, 04/01/2045(a)	45,000	48,162
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	27,702
City of San Francisco CA Public Utilities Commission Water Revenue, 5.00%, 11/01/2032	95,000	98,810
Coast Community College District, 4.50%, 08/01/2039	100,000	104,244
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	36,993
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2028(b)	80,000	69,449
5.00%, 06/01/2034	20,000	20,340
5.00%, 06/01/2040	60,000	61,021
5.00%, 06/01/2040	40,000	40,681
5.00%, 06/01/2045	55,000	55,936
Grossmont Union High School District, 0.00%, 08/01/2032 (b)	35,000	25,670
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	70,000	71,949
Los Angeles County Development Authority, 3.38%, 01/01/2046 (a)	25,000	24,462
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 06/01/2026	180,000	186,196
Los Angeles Department of Water & Power
5.00%, 07/01/2026	200,000	207,064
5.00%, 07/01/2032	150,000	163,182
Los Angeles Department of Water & Power Water System Revenue, 5.00%, 07/01/2028	65,000	69,701
Los Angeles Unified School District/CA
3.00%, 07/01/2031	155,000	146,238
5.00%, 07/01/2031	1,250,000	1,397,150
Marin Community College District, 4.00%, 08/01/2041	35,000	35,831
Metropolitan Water District of Southern California, 5.00%, 07/01/2029	70,000	76,583
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	40,000	42,037
5.00%, 11/01/2028	190,000	196,977
4.00%, 11/01/2033	35,000	35,295
Poway Unified School District, 0.00%, 08/01/2032 (b)	25,000	18,602
Rancho Santiago Community College District, 0.00%, 09/01/2030 (b)	50,000	39,926
Sacramento County Sanitation Districts Financing Authority, 5.00%, 12/01/2029	85,000	93,653
San Diego Community College District, 5.00%, 08/01/2031	20,000	20,779
San Diego County Water Authority
5.00%, 05/01/2030	210,000	232,518
5.00%, 05/01/2030	20,000	22,145
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	71,245
5.00%, 10/01/2031	20,000	22,525
San Mateo County Community College District, 0.00%, 09/01/2033 (b)	25,000	17,802
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,788
0.65%, 07/01/2040(a)	25,000	24,147
State of California
5.00%, 11/01/2028	155,000	166,210
3.00%, 09/01/2029	70,000	67,400
5.00%, 11/01/2031	130,000	136,543
5.00%, 05/01/2032	55,000	55,046
3.00%, 09/01/2032	355,000	334,595
3.50%, 09/01/2032	130,000	127,663
5.00%, 04/01/2033	50,000	50,041
State of California Department of Water Resources
5.00%, 12/01/2028	175,000	189,444
5.00%, 12/01/2030	210,000	235,171
5.00%, 12/01/2031	305,000	341,737
5.00%, 12/01/2032	35,000	39,178
University of California
5.00%, 05/15/2029	35,000	36,654
4.00%, 05/15/2033	20,000	20,314
Yosemite Community College District, 0.00%, 08/01/2031 (b)	20,000	15,570
		8,036,428

Colorado - 1.1%
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2032	335,000	345,459
5.00%, 11/15/2032	250,000	280,030
City of Aurora CO Water Revenue, 5.00%, 08/01/2035	70,000	72,475
Colorado Health Facilities Authority
5.00%, 01/01/2027	35,000	36,332
5.00%, 08/01/2028	55,000	57,835
5.00%, 11/15/2049(a)	65,000	66,733
Denver City & County School District No 1, 4.00%, 12/01/2027	130,000	132,960
Douglas County School District No Re-1 Douglas & Elbert Counties, 5.00%, 12/15/2026	40,000	41,602
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2026	45,000	46,707
State of Colorado
5.00%, 12/15/2026	150,000	156,009
5.00%, 12/15/2026	55,000	57,203
5.00%, 03/15/2032	95,000	98,622
		1,391,967

Connecticut - 1.1%
Connecticut State Health & Educational Facilities Authority, 5.00%, 07/01/2029	160,000	174,024
State of Connecticut
5.00%, 09/15/2026	420,000	434,070
5.00%, 01/15/2031	500,000	551,190
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	20,877
5.00%, 07/01/2027	125,000	130,820
5.00%, 05/01/2031	65,000	71,023
		1,382,004

Delaware - 0.3%
State of Delaware
5.00%, 01/01/2027	81,000	84,428
5.00%, 02/01/2027	105,000	109,600
5.00%, 01/01/2028	55,000	58,299
5.00%, 01/01/2029	90,000	97,016
5.00%, 02/01/2031	30,000	33,433
5.00%, 05/01/2033	40,000	45,924
		428,700

District of Columbia - 1.9%
District of Columbia
5.00%, 10/15/2025	290,000	296,212
5.00%, 06/01/2026	150,000	152,435
5.00%, 01/01/2027	35,000	36,446
5.00%, 10/15/2028	250,000	267,880
5.00%, 10/15/2029	90,000	97,275
5.00%, 01/01/2030	35,000	38,203
5.00%, 10/15/2033	285,000	307,176
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	108,998
5.00%, 10/01/2028	195,000	208,810
5.00%, 05/01/2029	250,000	270,095
5.00%, 03/01/2030	80,000	87,539
5.00%, 03/01/2031	60,000	65,240
5.00%, 10/01/2031	300,000	335,574
5.00%, 10/01/2031	50,000	55,929
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2028	85,000	90,466
5.00%, 07/15/2028	20,000	21,286
5.00%, 07/15/2031	50,000	55,342
5.00%, 07/15/2032	20,000	22,396
		2,517,302

Florida - 3.3%
Central Florida Expressway Authority
5.00%, 07/01/2027	725,000	758,966
5.00%, 07/01/2028	170,000	180,688
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	92,916
County of Manatee FL Public Utilities Revenue, 5.00%, 10/01/2032	200,000	225,112
County of Miami-Dade FL Water & Sewer System Revenue, 5.00%, 10/01/2028	110,000	114,833
Florida Department of Management Services, 5.00%, 11/01/2028	295,000	314,087
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	87,408
Hillsborough County School Board, 5.00%, 07/01/2029	355,000	376,857
JEA Water & Sewer System Revenue
5.00%, 10/01/2028	220,000	231,077
5.00%, 10/01/2030	250,000	274,685
Orlando Utilities Commission, 5.00%, 10/01/2026	30,000	31,088
Sarasota County School Board
5.00%, 07/01/2028	35,000	37,173
5.00%, 07/01/2033	15,000	16,903
School Board of Miami-Dade County, 3.25%, 02/01/2033	235,000	220,794
School Board of Miami-Dade County/The, 4.00%, 08/01/2029	50,000	50,019
State of Florida
5.00%, 06/01/2027	545,000	571,100
5.00%, 06/01/2029	20,000	21,638
5.00%, 06/01/2030	105,000	115,273
5.00%, 07/01/2030	105,000	115,407
5.00%, 06/01/2031	30,000	33,455
5.00%, 06/01/2033	225,000	257,263
Tampa Bay Water, 6.00%, 10/01/2029	145,000	164,656
		4,291,398

Georgia - 1.3%
Bartow County Development Authority, 2.88%, 08/01/2043 (a)	135,000	132,606
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(a)	60,000	60,875
5.00%, 07/01/2054(a)	45,000	47,157
Development Authority of Burke County/The, 3.80%, 10/01/2032 (a)	125,000	125,124
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	180,672
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	65,285
Main Street Natural Gas, Inc., 4.00%, 03/01/2050 (a)	60,000	60,023
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2026	200,000	206,738
State of Georgia
5.00%, 07/01/2028	415,000	432,837
3.00%, 02/01/2030	35,000	33,629
5.00%, 02/01/2031	40,000	41,669
5.00%, 07/01/2031	225,000	240,165
5.00%, 07/01/2031	50,000	55,953
2.50%, 02/01/2033	10,000	8,691
		1,691,424

Hawaii - 0.2%
City & County of Honolulu HI, 5.00%, 03/01/2031	95,000	103,537
State of Hawaii
5.00%, 01/01/2031	150,000	158,124
4.00%, 10/01/2031	55,000	54,538
		316,199

Idaho - 0.2%
Idaho Housing & Finance Association, 5.00%, 08/15/2030	200,000	219,370

Illinois - 6.1%
Chicago Board of Education
0.00%, 12/01/2028(b)	130,000	105,864
0.00%, 12/01/2028(b)	95,000	77,498
0.00%, 12/01/2029(b)	95,000	73,687
0.00%, 12/01/2029(b)	75,000	58,174
0.00%, 12/01/2030(b)	220,000	163,035
0.00%, 12/01/2030(b)	70,000	51,875
Chicago Midway International Airport, 5.00%, 01/01/2028	20,000	21,082
Chicago O'Hare International Airport, 5.00%, 01/01/2032	20,000	20,106
City of Chicago IL, 5.00%, 01/01/2029	270,000	285,285
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	140,000	151,029
5.00%, 01/01/2031	515,000	564,244
5.00%, 01/01/2032	50,000	55,255
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2031	455,000	497,861
5.00%, 11/01/2032	175,000	191,485
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,294
Illinois Finance Authority
5.00%, 07/01/2027	285,000	294,701
5.00%, 02/15/2029	30,000	30,827
5.00%, 04/01/2030	1,000,000	1,087,250
5.00%, 07/01/2031	110,000	113,802
4.00%, 01/01/2040	25,000	25,315
Illinois Sports Facilities Authority/The, 5.00%, 06/15/2029	20,000	21,005
Illinois State Toll Highway Authority, 5.00%, 01/01/2030	265,000	285,877
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	131,117
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2032 (b)	80,000	57,539
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2030	110,000	113,242
Regional Transportation Authority, 5.75%, 06/01/2029	90,000	98,292
Sales Tax Securitization Corp.
5.00%, 01/01/2027	80,000	82,785
5.00%, 01/01/2027	35,000	36,262
5.00%, 01/01/2028	60,000	62,875
5.00%, 01/01/2029	15,000	15,939
5.00%, 01/01/2030	175,000	188,510
5.00%, 01/01/2030	170,000	183,124
5.00%, 01/01/2033	55,000	60,956
5.00%, 01/01/2033	20,000	22,197
5.00%, 01/01/2034	25,000	27,703
State of Illinois
5.00%, 11/01/2025	50,000	50,815
5.50%, 05/01/2026	490,000	505,112
5.00%, 05/01/2027	750,000	774,975
5.00%, 10/01/2027	55,000	57,092
5.00%, 11/01/2027	75,000	77,924
5.00%, 11/01/2028	360,000	373,129
5.00%, 03/01/2030	35,000	37,318
5.50%, 05/01/2030	105,000	110,880
5.00%, 07/01/2030	10,000	10,702
5.00%, 03/01/2031	75,000	80,780
5.00%, 12/01/2031	20,000	21,697
5.00%, 03/01/2032	265,000	288,145
5.00%, 05/01/2032	60,000	65,344
5.00%, 12/01/2032	25,000	25,897
5.00%, 03/01/2033	95,000	102,350
		7,858,252

Indiana - 0.9%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, 5.00%, 08/15/2026	135,000	139,458
Indiana Finance Authority
5.00%, 02/01/2027	165,000	172,057
5.00%, 06/01/2027	325,000	335,910
5.00%, 06/01/2028	125,000	129,165
5.00%, 02/01/2029	270,000	290,612
2.25%, 12/01/2058(a)	90,000	88,445
		1,155,647

Iowa - 0.8%
Iowa Finance Authority
5.00%, 08/01/2026	45,000	46,514
5.00%, 08/01/2027	280,000	294,342
5.00%, 08/01/2031	30,000	33,364
5.00%, 08/01/2032	250,000	279,860
State of Iowa, 5.00%, 06/01/2029	295,000	318,031
		972,111

Kansas - 0.7%
Johnson County Unified School District No 233 Olathe, 2.25%, 09/01/2026	405,000	385,734
State of Kansas Department of Transportation
5.00%, 09/01/2025	120,000	122,154
5.00%, 09/01/2026	355,000	361,404
5.00%, 09/01/2029	25,000	25,421
		894,713

Kentucky - 1.3%
Kentucky Asset Liability Commission, 5.00%, 09/01/2026	410,000	411,099
Kentucky Public Energy Authority, 4.00%, 12/01/2049 (a)	20,000	19,989
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,000,000	1,031,840
5.00%, 11/01/2027	40,000	41,264
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (a)	110,000	116,130
		1,620,322

Louisiana - 1.0%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	200,000	214,242
Parish of St John the Baptist LA, 2.38%, 06/01/2037 (a)	25,000	23,828
State of Louisiana
5.00%, 05/01/2028	850,000	904,315
5.00%, 09/01/2029	40,000	43,500
5.00%, 09/01/2030	55,000	60,526
		1,246,411

Maine - 1.0%
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,250,000	1,339,862

Maryland - 2.4%
County of Montgomery MD, 5.00%, 11/01/2028	105,000	105,603
County of Prince George's MD, 5.00%, 09/15/2029	105,000	114,202
Maryland Stadium Authority, 5.00%, 03/01/2031	115,000	126,183
Maryland Stadium Authority Built to Learn Revenue
5.00%, 06/01/2025	175,000	177,343
5.00%, 06/01/2027	265,000	276,997
Maryland State Transportation Authority, 5.00%, 07/01/2027	300,000	314,592
State of Maryland
5.00%, 08/01/2025	175,000	178,204
5.00%, 08/01/2029	210,000	227,976
5.00%, 03/15/2031	115,000	127,939
5.00%, 08/01/2031	245,000	273,969
State of Maryland Department of Transportation
4.00%, 10/01/2030	735,000	759,571
3.00%, 11/01/2030	85,000	80,606
3.00%, 09/01/2031	20,000	18,871
2.50%, 10/01/2033	55,000	46,214
University System of Maryland, 5.00%, 04/01/2026	225,000	231,129
		3,059,399

Massachusetts - 1.3%
Commonwealth of Massachusetts
5.25%, 09/01/2024	280,000	281,092
5.00%, 03/01/2032	350,000	393,302
5.00%, 01/01/2033	100,000	105,291
Massachusetts Clean Water Trust/The, 5.00%, 08/01/2025	30,000	30,553
Massachusetts Development Finance Agency, 5.00%, 07/01/2050 (a)	70,000	75,224
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	265,000	257,098
3.05%, 12/01/2027	590,000	570,813
		1,713,373

Michigan - 1.2%
Michigan Finance Authority
5.00%, 07/01/2031	50,000	50,037
5.00%, 04/15/2033	20,000	21,924
3.00%, 11/15/2033	330,000	300,135
Michigan State Building Authority
5.00%, 10/15/2030	200,000	205,704
5.00%, 04/15/2031	235,000	237,768
Michigan State Housing Development Authority, 3.10%, 12/01/2031	345,000	311,704
State of Michigan, 5.00%, 03/15/2026	190,000	194,777
State of Michigan Trunk Line Revenue
5.00%, 11/15/2031	140,000	155,963
5.00%, 11/15/2032	90,000	100,409
5.00%, 11/15/2032	10,000	11,287
		1,589,708

Minnesota - 1.3%
State of Minnesota
5.00%, 08/01/2026	65,000	67,270
5.00%, 08/01/2027	300,000	315,273
5.00%, 08/01/2028	925,000	986,290
5.00%, 11/01/2031	35,000	39,070
University of Minnesota, 5.00%, 01/01/2028	300,000	317,682
		1,725,585

Mississippi - 0.2%
State of Mississippi
5.00%, 11/01/2032	75,000	76,609
5.00%, 11/01/2035	20,000	20,787
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	158,685
		256,081

Missouri - 0.4%
Curators of the University of Missouri, 5.00%, 11/01/2030	455,000	500,213

Montana - 0.0%(c)
City of Forsyth MT, 3.90%, 03/01/2031 (a)	15,000	14,126

Nebraska - 0.2%
Central Plains Energy Project, 4.00%, 12/01/2049 (a)	270,000	270,335

Nevada - 1.1%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	107,137
County of Clark NV
5.00%, 07/01/2026	175,000	180,292
2.10%, 06/01/2031	105,000	88,480
State of Nevada Highway Improvement Revenue
5.00%, 12/01/2028	250,000	267,917
3.00%, 12/01/2029	780,000	743,902
		1,387,728

New Jersey - 3.5%
New Jersey Economic Development Authority
5.50%, 06/15/2029	55,000	57,725
5.00%, 11/01/2029	90,000	96,479
5.50%, 06/15/2030	65,000	68,220
5.25%, 06/15/2031	35,000	35,631
5.50%, 06/15/2031	140,000	146,936
3.13%, 07/01/2031	255,000	240,169
5.00%, 06/15/2036	155,000	160,814
New Jersey Educational Facilities Authority, 4.00%, 07/01/2028	790,000	790,063
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(b)	130,000	117,978
0.00%, 12/15/2026(b)	65,000	58,989
5.00%, 06/15/2028	110,000	116,114
0.00%, 12/15/2028(b)	180,000	150,754
0.00%, 12/15/2029(b)	165,000	132,841
0.00%, 12/15/2030(b)	25,000	19,353
5.00%, 12/15/2031	100,000	107,078
5.00%, 06/15/2032	240,000	264,413
5.00%, 06/15/2032	75,000	81,792
5.00%, 06/15/2032	65,000	71,252
0.00%, 12/15/2032(b)	110,000	78,879
0.00%, 12/15/2033(b)	105,000	71,392
5.00%, 12/15/2033	230,000	241,999
New Jersey Turnpike Authority
5.00%, 01/01/2027	445,000	462,270
5.00%, 01/01/2031	475,000	497,947
5.00%, 01/01/2031	80,000	82,693
5.00%, 01/01/2033	90,000	94,279
5.00%, 01/01/2034	105,000	105,041
Tobacco Settlement Financing Corp.
5.00%, 06/01/2026	30,000	30,679
5.00%, 06/01/2030	110,000	115,850
		4,497,630

New Mexico - 0.3%
City of Farmington NM, 3.90%, 06/01/2040 (a)	20,000	19,874
State of New Mexico, 5.00%, 03/01/2025	35,000	35,370
State of New Mexico Severance Tax Permanent Fund
4.00%, 07/01/2024	260,000	260,021
5.00%, 07/01/2029	45,000	48,571
5.00%, 07/01/2030	50,000	54,753
		418,589

New York - 5.2%
City of New York NY
5.00%, 08/01/2029	265,000	271,670
5.00%, 08/01/2030	150,000	163,131
5.00%, 09/01/2030	200,000	217,732
4.00%, 08/01/2032	120,000	120,254
5.00%, 12/01/2032	90,000	92,113
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,917
5.00%, 02/15/2032	95,000	98,601
5.00%, 02/15/2033	60,000	62,272
Long Island Power Authority
0.85%, 09/01/2050(a)	20,000	19,124
1.50%, 09/01/2051(a)	25,000	23,379
Metropolitan Transportation Authority
0.00%, 11/15/2032(b)	70,000	50,443
0.00%, 11/15/2032(b)	40,000	28,374
4.00%, 11/15/2032	35,000	35,015
New York City Housing Development Corp., 0.60%, 05/01/2061 (a)	80,000	76,773
New York City Municipal Water Finance Authority, 5.00%, 06/15/2029	35,000	37,974
New York City Transitional Finance Authority
5.00%, 08/01/2024	225,000	225,452
5.00%, 08/01/2024	160,000	160,259
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	230,000	241,682
5.00%, 07/15/2029	20,000	21,658
5.00%, 07/15/2030	30,000	32,799
5.00%, 07/15/2031	25,000	27,671
5.00%, 07/15/2033	20,000	22,560
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2024	390,000	390,784
5.00%, 11/01/2027	255,000	268,377
5.00%, 11/01/2028	155,000	165,814
5.00%, 11/01/2029	60,000	62,149
3.00%, 02/01/2033	45,000	42,078
New York Liberty Development Corp., 2.10%, 11/15/2032	30,000	24,482
New York State Dormitory Authority
5.00%, 03/15/2026	255,000	262,211
5.00%, 03/15/2027	85,000	89,134
5.00%, 02/15/2028	130,000	135,877
5.00%, 02/15/2031	40,000	43,407
5.00%, 02/15/2032	310,000	321,814
5.00%, 03/15/2032	165,000	180,360
2.00%, 07/01/2033	100,000	82,219
5.00%, 03/15/2034	175,000	175,054
New York State Housing Finance Agency
3.10%, 05/01/2062(a)	130,000	124,972
3.10%, 05/01/2062(a)	85,000	82,850
3.60%, 11/01/2062(a)	330,000	325,281
3.60%, 11/01/2062(a)	95,000	93,642
3.80%, 11/01/2062(a)	30,000	29,335
3.88%, 11/01/2063(a)	20,000	19,777
New York State Thruway Authority, 5.00%, 01/01/2028	425,000	427,758
New York State Urban Development Corp.
5.00%, 03/15/2029	155,000	167,030
5.00%, 03/15/2033	90,000	98,258
Port Authority of New York & New Jersey
5.00%, 10/15/2027(d)	55,000	56,959
4.00%, 07/15/2032	70,000	70,009
4.00%, 07/15/2033	385,000	385,050
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2030(b)	135,000	103,394
0.00%, 11/15/2032(b)	25,000	17,631
5.00%, 05/15/2050(a)	175,000	178,453
Trust for Cultural Resources of The City of New York, 5.00%, 07/01/2031	50,000	55,384
Trust for Cultural Resources of The City of New York/The, 4.00%, 12/01/2033	30,000	30,772
Utility Debt Securitization Authority, 5.00%, 06/15/2027	145,000	147,339
		6,707,507

North Carolina - 1.1%
Charlotte-Mecklenburg Hospital Authority/The
1.95%, 01/15/2048(a)	20,000	17,583
3.45%, 01/15/2048(a)	20,000	19,900
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	31,531
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	94,820
County of Wake NC, 5.00%, 05/01/2030	95,000	104,646
State of North Carolina
5.00%, 05/01/2027	230,000	240,930
5.00%, 03/01/2028	620,000	625,543
5.00%, 05/01/2029	110,000	118,945
5.00%, 05/01/2031	125,000	138,988
		1,392,886

Ohio - 1.7%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	247,392
5.00%, 06/01/2030	20,000	21,264
5.00%, 06/01/2033	115,000	121,956
City of Columbus OH, 5.00%, 04/01/2027	20,000	20,931
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	62,145
County of Hamilton OH Sales Tax Revenue, 4.00%, 12/01/2032	135,000	135,522
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	114,467
5.00%, 06/01/2027	175,000	183,432
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	25,000	26,205
5.00%, 12/01/2027	140,000	146,784
5.00%, 12/01/2027	55,000	58,109
5.00%, 12/01/2030	70,000	73,067
5.00%, 06/01/2033	85,000	93,206
State of Ohio
5.00%, 08/01/2025	120,000	122,170
5.00%, 12/15/2025	165,000	168,864
5.00%, 12/15/2026	100,000	103,883
5.00%, 01/01/2027	110,000	114,379
5.00%, 01/01/2027	40,000	41,592
5.00%, 02/01/2027	35,000	36,388
5.00%, 05/01/2027	95,000	99,434
5.00%, 09/15/2027	60,000	63,177
5.00%, 09/01/2030	60,000	66,028
5.00%, 05/01/2039	25,000	26,224
		2,146,619

Oklahoma - 1.4%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	175,000	164,358
Cleveland County Independent School District No 2 Moore
3.00%, 03/01/2025	115,000	113,991
4.00%, 03/01/2027	135,000	137,033
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,358
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2029	1,000,000	1,075,970
Oklahoma Water Resources Board, 5.00%, 04/01/2026	165,000	169,524
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	62,818
		1,754,052

Oregon - 1.2%
State of Oregon
5.00%, 05/01/2027	60,000	62,800
5.00%, 05/01/2028	355,000	377,550
5.00%, 05/01/2030	1,000,000	1,095,320
		1,535,670

Pennsylvania - 1.8%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	363,651
5.00%, 07/15/2031	200,000	212,538
5.00%, 07/15/2033	10,000	10,606
Commonwealth of Pennsylvania
5.00%, 10/01/2024	370,000	371,576
5.00%, 05/01/2027	20,000	20,905
5.00%, 01/01/2028	470,000	487,052
3.00%, 03/15/2030	70,000	66,373
5.00%, 08/15/2032	420,000	425,872
3.00%, 09/15/2033	45,000	41,701
Erie City Water Authority, 5.00%, 12/01/2043	25,000	25,955
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	65,000	68,194
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	120,000	106,932
2.80%, 10/01/2031	35,000	31,188
3.20%, 10/01/2031	30,000	27,424
School District of Philadelphia/The, 5.00%, 09/01/2026	60,000	61,828
		2,321,795

South Carolina - 1.2%
Greenville County School District, 5.00%, 12/01/2027	15,000	15,817
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	650,000	695,676
South Carolina Jobs-Economic Development Authority, 5.00%, 11/01/2031	750,000	825,780
		1,537,273

South Dakota - 0.9%
South Dakota Conservancy District, 5.00%, 08/01/2026	355,000	366,946
South Dakota Health & Educational Facilities Authority, 5.00%, 07/01/2031	750,000	820,995
		1,187,941

Tennessee - 0.4%
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2029	25,000	26,648
5.00%, 07/01/2032	90,000	95,774
State of Tennessee
5.00%, 05/01/2028	70,000	74,473
5.00%, 05/01/2029	15,000	16,227
5.00%, 05/01/2032	20,000	22,566
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(a)	70,000	69,954
5.00%, 05/01/2052(a)	160,000	167,805
		473,447

Texas - 8.0%
Board of Regents of the University of Texas System
5.00%, 08/15/2025	1,130,000	1,151,131
5.00%, 08/15/2025	85,000	86,590
5.00%, 08/15/2026	10,000	10,341
5.00%, 08/15/2027	50,000	52,532
City of Austin TX Water & Wastewater System Revenue, 5.00%, 11/15/2026	160,000	166,141
City of Dallas TX, 5.00%, 02/15/2031	200,000	219,832
City of Dallas TX Hotel Occupancy Tax Revenue, 5.00%, 08/15/2026	25,000	25,686
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	255,000	270,512
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	1,000,000	1,034,560
0.00%, 12/01/2028(b)	35,000	29,693
City of San Antonio TX, 5.00%, 08/01/2027	600,000	631,470
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2025	225,000	226,953
5.00%, 02/01/2028	415,000	438,871
5.00%, 02/01/2032	220,000	224,198
2.00%, 02/01/2049(a)	20,000	18,348
3.65%, 02/01/2053(a)	200,000	198,676
Conroe Independent School District, 5.00%, 02/15/2027	90,000	93,770
County of Bexar TX
5.00%, 06/15/2030	60,000	61,769
4.00%, 06/15/2031	20,000	20,099
County of Harris TX
5.00%, 08/15/2025	260,000	264,618
5.00%, 08/15/2030	415,000	425,869
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2027	220,000	230,659
Dallas Area Rapid Transit
5.00%, 12/01/2028	75,000	80,278
5.25%, 12/01/2030	30,000	33,436
Dallas College, 5.00%, 02/15/2030	35,000	37,969
Dallas Fort Worth International Airport, 5.00%, 11/01/2031	55,000	60,784
Dallas Independent School District, 5.00%, 02/15/2027	45,000	46,932
Denton Independent School District, 5.00%, 08/15/2032	25,000	28,059
Fort Bend Independent School District
0.88%, 08/01/2050(a)	40,000	38,558
0.72%, 08/01/2051(a)	255,000	233,781
Houston Independent School District, 4.00%, 06/01/2039 (a)	70,000	69,826
Lewisville Independent School District
5.00%, 08/15/2030	400,000	438,504
5.00%, 08/15/2032	40,000	44,833
Lower Colorado River Authority
5.00%, 05/15/2028	200,000	210,640
5.00%, 05/15/2029	225,000	240,377
Matagorda County Navigation District No 1, 2.60%, 11/01/2029	35,000	31,915
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2026	430,000	445,803
North East Independent School District/TX, 2.20%, 08/01/2049 (a)	255,000	254,031
North Texas Tollway Authority, 5.00%, 01/01/2033	85,000	87,734
Northside Independent School District
0.70%, 06/01/2050(a)	160,000	155,208
2.00%, 06/01/2052(a)	30,000	28,212
Northwest Independent School District, 5.00%, 02/15/2042	50,000	51,293
Plano Independent School District
5.00%, 02/15/2027	55,000	57,390
5.00%, 02/15/2030	110,000	119,987
Prosper Independent School District, 3.00%, 02/15/2053 (a)	105,000	104,041
San Antonio Water System, 5.00%, 05/15/2027	55,000	57,606
Texas A&M University, 5.00%, 05/15/2032	525,000	588,725
Texas State University System, 5.00%, 03/15/2029	80,000	83,194
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,607
Texas Transportation Commission
5.00%, 04/01/2026	20,000	20,530
5.00%, 04/01/2031	20,000	22,173
Texas Water Development Board
5.00%, 10/15/2026	25,000	25,883
5.00%, 08/01/2028	40,000	42,586
5.00%, 08/01/2029	100,000	108,016
5.00%, 10/15/2031	20,000	22,258
4.00%, 10/15/2032	80,000	80,106
5.00%, 10/15/2032	10,000	11,261
4.00%, 10/15/2033	65,000	65,021
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2026	65,000	67,036
5.00%, 08/01/2029	325,000	348,660
		10,347,571

Utah - 0.7%
County of Utah UT, 5.00%, 05/15/2060 (a)	80,000	81,686
Intermountain Power Agency
5.00%, 07/01/2026	200,000	206,250
5.00%, 07/01/2031	320,000	355,098
Nebo School District, 5.00%, 07/01/2026	35,000	36,130
Utah Transit Authority
5.00%, 06/15/2028	175,000	177,786
5.00%, 06/15/2031	95,000	96,512
		953,462

Virginia - 1.3%
Fairfax County Industrial Development Authority, 5.00%, 05/15/2031	35,000	35,867
Virginia College Building Authority
5.00%, 02/01/2025	210,000	211,947
5.00%, 02/01/2027	70,000	72,812
5.00%, 02/01/2027	50,000	52,009
5.00%, 02/01/2031	275,000	303,157
5.00%, 02/01/2031	90,000	93,398
3.00%, 02/01/2032	30,000	27,326
Virginia Commonwealth Transportation Board
5.00%, 05/15/2027	125,000	130,994
5.00%, 05/15/2029	265,000	286,489
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	110,038
5.00%, 08/01/2031	35,000	38,996
Virginia Public School Authority
5.00%, 04/15/2027	55,000	57,570
5.00%, 08/01/2028	280,000	284,617
		1,705,220

Washington - 5.5%
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2030	245,000	270,240
5.00%, 11/01/2032	45,000	46,003
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	173,110
County of King WA Sewer Revenue
4.00%, 07/01/2030	290,000	291,952
5.00%, 01/01/2032	35,000	39,075
Energy Northwest
5.00%, 07/01/2026	150,000	150,315
5.00%, 07/01/2027	30,000	31,441
5.00%, 07/01/2030	365,000	387,254
5.00%, 07/01/2031	90,000	95,530
Grant County Public Utility District No 2 Electric Revenue, 4.00%, 01/01/2026	1,540,000	1,550,164
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	56,146
Seattle Housing Authority, 1.00%, 06/01/2026	225,000	207,760
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,810,000	1,781,112
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	182,184
State of Washington
5.00%, 02/01/2026	20,000	20,525
5.00%, 02/01/2027	60,000	62,473
5.00%, 02/01/2027	30,000	31,236
5.00%, 08/01/2027	45,000	47,236
5.00%, 06/01/2029	260,000	281,169
5.00%, 07/01/2029	220,000	224,928
5.00%, 08/01/2029	50,000	54,206
5.00%, 02/01/2030	80,000	87,213
5.00%, 02/01/2030	60,000	65,410
5.00%, 02/01/2031	25,000	27,638
5.00%, 08/01/2031	300,000	324,711
University of Washington, 5.00%, 07/01/2029	350,000	377,608
Washington Health Care Facilities Authority
5.00%, 01/01/2047	120,000	124,296
5.00%, 08/01/2049(a)	120,000	122,060
		7,112,995

West Virginia - 0.2%
West Virginia Commissioner of Highways, 5.00%, 09/01/2025	235,000	239,188

Wisconsin - 1.0%
State of Wisconsin
5.00%, 11/01/2026	105,000	109,057
5.00%, 11/01/2026	85,000	88,284
5.00%, 05/01/2029	300,000	323,688
5.00%, 05/01/2029	35,000	36,634
5.00%, 11/01/2030	275,000	286,096
5.00%, 11/01/2030	185,000	192,465
5.00%, 05/01/2031	105,000	115,996
5.00%, 05/01/2032	75,000	84,009
5.00%, 05/01/2033	80,000	90,581
Wisconsin Department of Transportation, 5.00%, 07/01/2032	25,000	28,133
		1,354,943
TOTAL MUNICIPAL BONDS (Cost $97,861,529)		95,682,306

EXCHANGE TRADED FUNDS - 24.0%	Shares	Value
iShares National Muni Bond ETF	292,301	30,907,908
TOTAL EXCHANGE TRADED FUNDS (Cost $31,091,365)		30,907,908

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 5.24%(e)	1,883,839	1,883,839
TOTAL SHORT-TERM INVESTMENTS (Cost $1,883,839)		1,883,839

TOTAL INVESTMENTS - 99.6% (Cost $130,836,733)		$128,474,053
Other Assets in Excess of Liabilities - 0.4%		567,966
TOTAL NET ASSETS - 100.0%		$129,042,019

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	Represents less than 0.05% of net assets.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2024, the total value of securities subject to the AMT was $56,959 or 0.1% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure as of May 31, 2024 (Unaudited)

ActivePassive Core Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	–	95,682,306	–	95,682,306
Exchange Traded Funds	30,907,908	–	–	30,907,908
Money Market Funds	1,883,839	–	–	1,883,839
Total Investments	32,791,747	95,682,306	–	128,474,053

Refer to the Schedule of Investments for additional information.